Significant Accounting Policies (Schedule of Supplemental Cash Flow Information) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Supplemental Cash Flow Information [Line Items]
Financing leases	$ 32	$ 6
Operating Leases	85	18
Virginia Electric and Power Company
Schedule Of Supplemental Cash Flow Information [Line Items]
Financing leases	31	4
Operating Leases	$ 68	$ 17